Subsequent Events	12 Months Ended
Jun. 30, 2024
Subsequent Events [Abstract]
Subsequent events

Note 14 — Subsequent events

The Company evaluated all events and transactions that occurred after June 30, 2024 up through the date the Company issued the consolidated financial statements. Other than the event disclosed below, there was no other subsequent event occurred that would require recognition or disclosure in the Company’s consolidated financial statements.

On September 20, 2024, the Company announced pricing of its initial public offering of 2,000,000 ordinary shares at a public offering price of US$4.00 per share for aggregate gross proceeds of US$8.0 million, prior to deducting underwriting discounts, commissions, and other offering expenses. The ordinary shares have been approved for listing on The Nasdaq Capital Market under the stock code “GLE”. The offering closed on September 23, 2024.

On October 18, 2024, the over-allotment option was fully exercised and the Company issued additional 300,000 ordinary shares at a public offering price of US$4.00 per share for aggregate gross proceeds of US$1.2 million, prior to deducting underwriting discounts, commissions, and other offering expenses.